Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Supplemental Cash Flow Information [Abstract]
Accrued share issuance and finance costs		$ 43
Accrued interest expense	3,020	4,746
Change in accounts payable and accrued liabilities relating to exploration and evaluation assets	3,952
Share based compensation relating to exploration and evaluation assets	120
Right of use asset acquired	$ 317	$ 549